SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2017
Share-based Compensation [Abstract]
Summary Of Stock Options And RSUs Granted
The following table summarizes the activities for the Company’s stock options and RSU’s for the six months ended June 30, 2017:

	Number of options and RSU’s	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	7,537,708	$3.84	4.93	$6,128
Granted	141,332	$3.41
Exercised	(174,638)	$1.02
Forfeited or expired	(366,019)	$4.96

Outstanding at end of the period	7,138,383	$3.84	4.36	$5,377

Options exercisable at end of the period	4,388,313	$5.34	3.70	$2,247

Vested and expected to vest	6,654,078	$4.01	4.32	$4,832